Employee Benefits - Summary of Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial:
Discount rate used to calculate the defined benefit obligation	7.50%	9.40%	7.60%
Salary increase	4.50%	4.60%	4.50%
Future pension increases	3.50%	3.60%	3.50%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability	IMSS-97	IMSS-97	IMSS-97
Normal retirement age	60 years	60 years	60 years
Employee turnover table	BMAR 2007	BMAR 2007	BMAR 2007